INVESTORS
                             LIFE INSURANCE COMPANY
                                OF NORTH AMERICA
                         (Herein called Investors Life)

                               SEPARATE ACCOUNT I
                              FINANCIAL STATEMENTS
                                  June 30, 2002
                                   (Unaudited)







This report is submitted for the general information of owners of Investors Life Insurance Company of North America Separate Account I variable annuity contracts. This report is not authorized for distribution to prospective purchasers of such contracts unless it is accompanied by a current prospectus.



--------------------------------------------------------------------------------
Investors Life Insurance Company of North America
Administrative Offices: Austin, Texas


EP-21917U

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                        COMBINED STATEMENT OF NET ASSETS
                                 JUNE 30, 2002


                                     ASSETS

Investments at Market Value (Notes 1 and 2):
     Portfolios of Putnam Variable Trust:



Putnam Variable Trust Money Market
          957,655 qualified shares                              (Cost  $   957,655)     $   957,655
        1,493,800 non-qualified shares                          (Cost  $ 1,493,800)       1,493,800

Putnam Variable Trust Income
  (formerly U.S. Government and High Quality Bond)
          143,021 qualified shares                              (Cost  $ 2,037,463)       1,767,745
          380,016 non-qualified shares                          (Cost  $ 5,111,475)       4,697,001

Putnam Variable Trust Growth and Income II
          485,684 qualified shares                              (Cost  $12,687,171)      10,204,220
           94,934 shares owned by Investors Life                (Cost  $ 2,479,896)       1,994,566
          214,944 non-qualified shares                          (Cost  $ 5,291,941)       4,515,964
           95,295 shares owned by Investors Life                (Cost  $ 2,346,182)       2,002,153

Putnam Variable Trust Voyager
           16,684 qualified shares                              (Cost  $   576,372)         396,752
           66,443 shares owned by Investors Life                (Cost  $ 2,295,321)       1,580,007
           23,211 non-qualified shares                          (Cost  $   816,953)         551,948
           66,506 shares owned by Investors Life                (Cost  $ 2,340,850)       1,581,523

Total Assets                                                                            $31,743,334


                                   NET ASSETS

Net Assets (Notes 3 and 6):



Putnam Variable Trust Money Market
          383,637 qualified accumulation units outstanding              ($2.4962540 per unit)   $   957,655
          602,780 non-qualified accumulation units outstanding          ($2.4781850 per unit)     1,493,800

Putnam Variable Trust Income
  (formerly U.S. Government and High Quality Bond)
          431,050 qualified accumulation units outstanding              ($4.1010210 per unit)     1,767,745
        1,158,469 non-qualified accumulation units outstanding          ($4.0544900 per unit)     4,697,001

Putnam Variable Trust Growth and Income II
        1,307,023 qualified accumulation units outstanding              ($7.8072230 per unit)    10,204,220
          255,477 Investors Life equity                                 ($7.8072230 per unit)     1,994,566
          673,134 non-qualified accumulation units outstanding          ($6.7088630 per unit)     4,515,964
          298,434 Investors Life equity                                 ($6.7088630 per unit)     2,002,153

Putnam Variable Trust Voyager
          125,554 qualified accumulation units outstanding              ($3.1600130 per unit)       396,752
          500,000 Investors Life equity                                 ($3.1600130 per unit)     1,580,007
          174,499 non-qualified accumulation units outstanding          ($3.1630450 per unit)       551,948
          500,000 Investors Life equity                                 ($3.1630450 per unit)     1,581,523

Net Assets                                                                                      $31,743,334


   The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                      INDIVIDUAL STATEMENTS OF OPERATIONS
                           Period Ended June 30, 2002



                                                                                Putnam                  Putnam
                                                                                Variable Trust          Variable Trust
                                                                                Money                   Money
                                                                                Market                  Market
                                                                                Qualified               Non-Qualified
Investment Income:
     Dividends                                                                  $    7,770              $ 11,394

Expenses:
     Mortality risk and expense fees guarantees (Notes 1 and 3)                      6,061                 8,896

     Investment income (loss) - net                                                  1,709                 2,498

Net realized capital gain distributions                                                  0                     0

Net realized gain (loss) on investments:
     Proceeds from sale of shares                                                  158,955               124,382
     Cost of shares sold                                                           158,955               124,382

     Net realized gain (loss) on investments                                             0                     0

Change in unrealized appreciation (depreciation) in value of investments                 0                     0

     Net realized and unrealized gain (loss) on investments                              0                     0

Net Increase (Decrease) in Net Assets from Operations                           $    1,709              $  2,498


The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                 INDIVIDUAL STATEMENTS OF OPERATIONS (Continued)
                           Period Ended June 30, 2002





                                                                                Putnam Variable         Putnam Variable
                                                                                Trust Income            Trust Income
                                                                                Fund (formerly          Fund (formerly
                                                                                U.S. Govmnt &           U.S. Govmnt &
                                                                                High Quality Bond)      High Quality Bond)
                                                                                Qualified               Non-Qualified
Investment Income:
      Dividends                                                                 $   88,308              $246,405

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                    10,052                27,631

      Investment income (loss) - net                                                78,256               218,774

Net realized capital gain distributions                                                  0                     0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                  29,643               311,541
      Cost of shares sold                                                           28,761               299,740

      Net realized gain (loss) on investments                                          882                11,801

Change in unrealized appreciation (depreciation) in value of investments           (35,227)             (110,961)

      Net realized and unrealized gain (loss) on investments                       (34,345)              (99,160)

Net Increase (Decrease) in Net Assets from Operations                           $   43,911              $119,614


The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                 INDIVIDUAL STATEMENTS OF OPERATIONS (Continues)
                           Period Ended June 30, 2002



                                                                                Putnam Variable         Putnam Variable
                                                                                Trust Growth            Trust Growth
                                                                                and Income II           and Income II
                                                                                Qualified*              Non-Qualified*
Investment Income:
      Dividends                                                                 $  214,316              $118,721

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                    79,588                44,067

      Investment income (loss) - net                                               134,728                74,654

Net capital gain distributions                                                      71,242                39,465

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                 871,198               667,751
      Cost of shares sold                                                          829,103               757,045

      Net realized gain (loss) on investments                                       42,095              ( 89,294)

Change in unrealized appreciation (depreciation) in value of investments        (1,540,206)             (743,228)

      Net realized and unrealized gain (loss) on investments                    (1,426,869)             (793,057)


Net Increase (Decrease) in Net Assets from Operations                          ($1,292,141)            ($718,403)


The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                 INDIVIDUAL STATEMENTS OF OPERATIONS (Continues)
                           Period Ended June 30, 2002





                                                                                Putnam                  Putnam
                                                                                Variable Trust          Variable Trust
                                                                                Voyager                 Voyager
                                                                                Qualified *             Non-Qualified *
Investment Income:
      Dividends                                                                 $  17,378               $ 19,011

Expenses:
      Mortality risk and expense fees guarantees (Notes 1 and 3)                   13,310                 14,409

      Investment income (loss) - net                                                4,068                  4,602

Net realized capital gain distributions                                                 0                      0

Net realized gain (loss) on investments:
      Proceeds from sale of shares                                                 80,313                 62,313
      Cost of shares sold                                                          69,208                 53,378

      Net realized gain (loss) on investments                                      11,105                  8,935

Change in unrealized appreciation (depreciation) in value of investments         (426,101)              (454,842)

      Net realized and unrealized gain (loss) on investments                     (414,996)              (445,907)

Net Increase (Decrease) in Net Assets from Operations                           ($410,928)             ($441,305)

The accompanying notes are an integral part of these financial statements.

*Includes shares owned by Investors Life


               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
                 INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS
                           Period Ended June 30, 2002



                                                                        Putnam                  Putnam
                                                                        Variable Trust          Variable Trust
                                                                        Money                   Money
                                                                        Market                  Market
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                      $     1,709             $  2,498
    Realized capital gain distributions                                           0                    0
    Net realized gain (loss) on investments                                       0                    0
    Change in appreciation (depreciation) in value of investments                 0                    0

    Net increase (decrease) in net assets from operations                     1,709                2,498

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                       646                    0
    Net contract surrenders and transfers out (Note 3)                     (149,760)             (38,407)
    Benefit payments to annuitants                                           (3,863)             (36,770)

    Net increase (decrease) from accumulation unit transactions            (152,977)             (75,177)

Net Increase (Decrease) in Net Assets                                      (151,268)             (72,679)
Net Assets:
    Net assets at December 31, 2001                                       1,108,923            1,566,479

    Net assets at June 30, 2002                                         $   957,655           $1,493,800


                          Year Ended December 31, 2001



                                                                        Putnam               Putnam
                                                                        Variable Trust       Variable Trust
                                                                        Money                Money
                                                                        Market               Market
                                                                        Qualified            Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income - net                                             $    30,989              $  44,319
    Realized capital gain distributions                                           0                      0
    Net realized gain (loss) on investments                                       0                      0
    Change in appreciation (depreciation) in value of investments                 0                      0

    Net increase (decrease) in net assets from operations                    30,989                 44,319

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                     1,215                      0
    Net contract surrenders and transfers out (Note 3)                      (58,592)              (209,737)
    Benefit payments to annuitants                                           (6,984)              (100,553)

    Net increase (decrease) from accumulation unit transactions             (64,361)              (310,290)

Net Increase (Decrease) in Net Assets                                       (33,372)              (265,971)

Net Assets:
   Net assets at December 31, 2000                                        1,142,295              1,832,450

    Net assets at December 31, 2001                                     $ 1,108,923             $1,566,479


The accompanying notes are an integral part of these financial statements.

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
           INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS (Continues)
                           Period Ended June 30, 2002



                                                                        Putnam Variable         Putnam Variable
                                                                        Trust Income            Trust Income
                                                                        Fund (formerly          Fund (formerly
                                                                        U.S. Govmnt &           U.S. Govmnt &
                                                                        High Quality Bond)      High Quality Bond)
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                      $    78,256              $   218,774
    Realized capital gain distributions                                           0                        0
    Net realized gain (loss) on investments                                     882                   11,801
    Change in appreciation (depreciation) in value of investments           (35,227)                (110,961)

    Net increase (decrease) in net assets from operations                    43,911                  119,614

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                    69,467                        0
    Net contract surrenders and transfers out (Note 3)                       (8,161)                (182,117)
    Benefit payments to annuitants                                           (9,299)                 (65,846)

    Net increase (decrease) from accumulation unit transactions              52,007                 (247,963)

Net Increase (Decrease) in Net Assets                                        95,918                 (128,349)

Net Assets:
    Net assets at December 31, 2001                                       1,671,827                4,825,350

    Net assets at June 30, 2002                                         $ 1,767,745              $ 4,697,001


                          Year Ended December 31, 2001





                                                                        Putnam Variable         Putnam Variable
                                                                        Trust Income            Trust Income
                                                                        Fund (formerly          Fund (formerly
                                                                        U.S. Govmnt &           U.S. Govmnt &
                                                                        High Quality Bond)      High Quality Bond)
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income - net                                             $    92,993              $   268,590
    Realized capital gain distributions                                           0                        0
    Net realized gain (loss) on investments                                   4,170                   19,681
    Change in appreciation (depreciation) in value of investments             5,112                    8,362

    Net increase (decrease) in net assets from operations                   102,275                  296,633

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                     2,415                        0
    Net contract surrenders and transfers out (Note 3)                      (70,907)                (327,602)
    Benefit payments to annuitants                                          (19,743)                 (85,763)

    Net increase (decrease) from accumulation unit transactions             (88,235)                (413,365)

Net Increase (Decrease) in Net Assets                                        14,040                 (116,732)

Net Assets:
    Net assets at December 31, 2000                                       1,657,787                4,942,082

    Net assets at December 31, 2001                                     $ 1,671,827              $ 4,825,350


The accompanying notes are an integral part of these financial statements.

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
           INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS (Continues)
                           Period Ended June 30, 2002



                                                                        Putnam Variable         Putnam Variable
                                                                        Trust Growth            Trust Growth
                                                                        and Income II           and Income II
                                                                        Qualified *             Non-Qualified *
Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                      $   134,728              $    74,654
    Realized capital gain distributions                                      71,242                   39,465
    Net realized gain (loss) on investments                                  42,095                  (89,294)
    Change in appreciation (depreciation) in value of investments        (1,540,206)                (743,228)

    Net increase (decrease) in net assets from operations                (1,292,414)                (718,403)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                    36,211                      690
    Net contract surrenders and transfers out (Note 3)                     (701,772)                (504,112)
    Benefit payments to annuitants                                          (50,354)                 (82,207)

    Net increase (decrease) from accumulation unit transactions            (715,915)                (585,629)

Net Increase (Decrease) in Net Assets                                    (2,008,056)              (1,304,032)

Net Assets:
    Net assets at December 31, 2001                                      14,206,842                7,822,149

    Net assets at June 30, 2002                                        $ 12,198,786              $ 6,518,117


The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life

                          Year Ended December 31, 2001



                                                                        Putnam Variable         Putnam Variable
                                                                        Trust Growth            Trust Growth
                                                                        and Income II           and Income II
                                                                        Qualified*              Non-Qualified*
Increase (Decrease) in net assets from Operations:
    Investment income - net                                             $    79,097             $    42,765
    Realized capital gain distributions                                     185,732                 100,679
    Net realized gain (loss) on investments                                 317,380                  32,282
    Change in appreciation (depreciation) in value of investments        (1,802,077)               (840,987)

    Net increase (decrease) in net assets from operations                (1,219,868)               (665,261)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                    90,125                 131,298
    Net contract surrenders and transfers out (Note 3)                   (1,639,021)               (590,487)
    Benefit payments to annuitants                                          (89,620)               (127,113)

    Net increase (decrease) from accumulation unit transactions          (1,638,516)               (586,302)

Net Increase (Decrease) in Net Assets                                    (2,858,384)             (1,251,563)

Net Assets:
    Net assets at December 31, 2000                                      17,065,226               9,073,712

    Net assets at December 31, 2001                                     $14,206,842             $ 7,822,149


The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life

                INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT I
           INDIVIDUAL STATEMENTS OF CHANGES IN NET ASSETS (Continues)
                           Period Ended June 30, 2002



                                                                        Putnam                  Putnam
                                                                        Variable Trust          Variable Trust
                                                                        Voyager                 Voyager
                                                                        Qualified *             Non-Qualified *
Increase (Decrease) in net assets from Operations:
    Investment income (loss) - net                                      $     4,068             $     4,602
    Realized capital gain distributions                                           0                       0
    Net realized gain (loss) on investments                                  11,105                   8,935
    Change in appreciation (depreciation) in value of investments          (426,101)               (454,842)

    Net increase (decrease) in net assets from operations                  (410,928)               (441,305)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                     3,728                     450
    Net contract surrenders and transfers out (Note 3)                      (66,558)                (33,591)
    Benefit payments to annuitants                                           (3,313)                 (8,119)

    Net increase (decrease) from accumulation unit transactions             (66,143)                (41,260)

Net Increase (Decrease) in Net Assets                                      (477,071)               (482,565)

Net Assets:
    Net assets at December 31, 2001                                       2,453,830               2,616,036

    Net assets at June 30, 2002                                         $ 1,976,759             $ 2,133,471


The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life

                          Year Ended December 31, 2001



                                                                        Putnam                  Putnam
                                                                        Variable Trust          Variable Trust
                                                                        Voyager                 Voyager
                                                                        Qualified               Non-Qualified
Increase (Decrease) in net assets from Operations:
    Investment income - net                                             $     4,004             $     5,220
    Realized capital gain distributions                                     593,211                 657,866
    Net realized gain (loss) on investments                                  23,991                  38,958
    Change in appreciation (depreciation) in value of investments        (1,362,268)             (1,516,146)

    Net increase (decrease) in net assets from operations                  (741,142)               (814,102)

Accumulation Unit Transactions:
    Net contract considerations and transfers in (Note 3)                     8,143                 136,144
    Net contract surrenders and transfers out (Note 3)                      (26,944)               (116,030)
    Benefit payments to annuitants                                           (7,880)                 (1,145)

    Net increase (decrease) from accumulation unit transactions             (26,681)                 18,969

Net Increase (Decrease) in Net Assets                                      (767,823)               (795,133)

Net Assets:
    Net assets at December 31, 2000                                       3,221,653               3,411,169

    Net assets at December 31, 2001                                     $ 2,453,830             $ 2,616,036


The accompanying notes are an integral part of these financial statements. *Includes shares owned by Investors Life

               INVESTORS LIFE INSURANCE COMPANY OF NORTH AMERICA

                               SEPARATE ACCOUNT I
                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 2002

Note 1. Organization

Investors Life Insurance Company of North America ("Investors Life") established Investors Life Insurance Company of North America - Separate Account I (the "Separate Account") as a unit investment trust registered under the Investment Company Act of 1940, as amended. Operations of the Separate Account commenced on September 15, 1982. The Separate Account currently has four Divisions, each corresponding to a portfolio of Putnam Variable Trust. Prior to the substitution of shares of Putnam Variable Trust for shares of CIGNA Annuity Funds Group as the underlying funding vehicle for the Separate Account (the "Substitution"), the Separate Account contained five divisions. The Substitution was effective as of April 18, 1995, following approvals of the Substitution by the U.S. Securities and Exchange Commission and the contractholders having their contract values determined by the affected portfolios of the CIGNA Annuity Funds Group. In connection with the Substitution, the Equity Division was merged with the Growth and Income Division; thereafter, the Equity Division was renamed the Growth and Income Division II. Each Division contains two subdivisions, one for the allocation of tax qualified and one for the allocation of non-tax qualified net payments made under variable annuity contracts.

Net purchase payments to the Separate Account may be allocated to one or more of the following classes of shares of the Putnam Variable Trust: Putnam Variable Trust Money Market Fund, Putnam Variable Trust Income Fund, Putnam Variable Trust Growth and Income Fund II or Putnam Variable Trust Voyager Fund. The contract owners' equity of each subdivision of the Separate Account is affected by the investment results of the appropriate portfolio(s) of shares of Putnam Variable Trust designated for the subdivision and the mortality risk and expense fees guarantees assessed on the Separate Account assets (See Note 3), and the administrative charge deductions.

Under the current provisions of the Internal Revenue Code (the "Code"), transfers of contract values from one division of the Separate Account to another division are not subject to current taxation. There can be no assurance that future changes in the Code will not subject such transfers to current taxation.


Note 2. Significant Accounting Policies

Following is a summary of the  significant  accounting  policies of the Separate
Account: (a) the market value of the investments is based on closing bid prices (net asset value) at June 30, 2002; (b) investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date; (c) the cost of investments sold is determined on the specific identification method. See Notes 4 and 5 with respect to income taxes.

Note 3. Contract Owner Transactions

Net contract considerations represent gross contributions under variable annuity contracts less deductions by Investors Life for any applicable premium taxes. Net contract considerations for the six-month period ended June 30, 2002, were $42,192 after deductions for premium taxes of $0. Contract owners have limited rights to transfer their contract values between Separate Account Divisions. For the six-month period ended June 30, 2002, the total of all transfers was $68,976. Contract surrender benefits amounted to $1,684,478. Annuity benefits amounted to $259,771. Investors Life charges a fee to each Separate Account subdivision for assuming the mortality risk and expense fees guarantees. The daily equivalent of the annual charge of 1.2% is made against the average net value of the Separate Account.


Note 4. Income Taxes

Investors Life is taxed as a life insurance company under the Code. The Separate Account is taxed as a part of Investors Life. Under the current provisions of the Code, no federal income taxes are payable by Investors Life with respect to the operations of the Separate Account when such operations are used to determine the contract values of the Separate Account. Investors Life retains the right to make adjustments for taxes to Separate Account assets should future changes in the Internal Revenue Code so warrant.


Note 5. Diversification Requirements

Under the provisions of Section 817(h) of the Code, a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.

The Internal Revenue Service has issued regulations under section 817(h) of the Code. Investors Life believes that the Separate Account satisfies the current requirements of the regulations.

Note 6. Accumulation Unit Transactions

Period Ended June 30, 2002

The changes in the number of accumulation units (the measure of ownership in the Separate Account) during the period ended June 30, 2002, and units outstanding at June 30, 2002 were as follows:



                                                Putnam                  Putnam
                                                Variable Trust          Variable Trust
                                                Money                   Money
                                                Market                  Market
                                                Qualified               Non-Qualified

Units outstanding at December 31, 2001            444,922                 633,142

Units purchased and transfers in                      241                       0

Benefits, surrenders and transfers out            (61,526)                (30,362)

Units outstanding at June 30, 2002                383,637                 602,780






                                                Putnam Variable         Putnam Variable
                                                Trust Income            Trust Income
                                                Fund (formerly          Fund (formerly
                                                U.S. Govmnt &           U.S. Govmnt &
                                                High Quality Bond)      High Quality Bond)
                                                Qualified               Non-Qualified

Units outstanding at December 31, 2001            418,101               1,220,712

Units purchased and transfers in                   17,422                       0

Benefits, surrenders and transfers out             (4,473)                (62,243)

Units outstanding at June 30, 2002                431,050               1,158,469




                                                Putnam                  Putnam
                                                Variable                Variable
                                                Trust Growth            Trust Growth
                                                and Income II           and Income II
                                                Qualified*              Non-Qualified*

Units outstanding at December 31, 2001          1,645,816               1,054,930

Units purchased and transfers in                    4,242                      95

Benefits, surrenders and transfers out            (87,558)                (83,457)

Units outstanding at June 30, 2002              1,562,500                 971,568






                                                Putnam                  Putnam
                                                Variable Trust          Variable Trust
                                                Voyager                 Voyager
                                                Qualified *             Non-Qualified *

Units outstanding at December 31, 2001            643,967                 687,373

Units purchased and transfers in                    1,032                     125

Benefits, surrenders and transfers out            (19,445)                (12,999)

Units outstanding at June 30, 2002                625,554                 674,499


*Includes shares owned by Investors Life

The accumulation units for the eight subdivisions include units applicable to contract owners who are "on benefit annuitants." At June 30, 2002, the number of accumulation units, the aggregate value of the subdivisions' equity and the number of monthly annuity units and value per unit of "on benefit annuitants" are as follows:



                                                            Accumulation         Aggregate        Monthly         Annuity
                                                                Units              Value       Annuity Units    Unit Value

Putnam Variable Trust Money Market, Qualified                    32,075            $80,067         825          $0.7441566
Putnam Variable Trust Money Market, Non-Qualified               205,008           $508,048       8,751          $0.7444534
Putnam Variable Trust Growth and Income II, Qualified           131,027         $1,022,957       5,281          $1.4368345
Putnam Variable Trust Growth and Income II, Non-Qualified        88,109           $591,111       4,805          $1.5443255
Putnam Variable Trust Income Fund, Qualified                     59,936           $245,799       1,517          $1.3073676
Putnam Variable Trust Income Fund, Non-Qualified                190,359           $771,809       8,919          $1.3053739
Putnam Variable Trust Voyager, Qualified                         23,296            $73,616         462          $0.7247879
Putnam Variable Trust Voyager, Non-Qualified                     68,363           $216,235       3,398          $0.4505614


Note 7. Expense Ratios and Net Investment Income Ratios
Period Ended June 30, 2002

A summary of unit values and units outstanding for variable annuity contracts and the expense ratios and investment income ratios, excluding expenses of the underlying funds, for each of the five years in the period ended June 30, 2002 were as follows:

Putnam Variable Trust
Money Market Fund
Qualified

                                Net Assets    Expense as a   Investment
                           Unit               % of Average     Income    Total
               Units       Value      (000s)    Net Assets      Ratio    Return
06/30/02      383,637   $2.4962540    $   958      1.20%        1.54%      0.34%

12/31/01      444,922   $2.4923990    $ 1,109      1.20%        3.93%      2.73%

12/31/00      470,961   $2.4254570    $ 1,142      1.20%        5.92%      4.72%

12/31/99      506,682   $2.3146040    $ 1,173      1.20%        4.67%      3.47%

12/31/98      593,464   $2.2336077    $ 1,326      1.20%        5.17%      3.97%


Putnam Variable Trust
Money Market Fund
Non-Qualified
                                Net Assets    Expense as a   Investment
                           Unit               % of Average    Income     Total
               Units       Value      (000s)   Net Assets      Ratio     Return
06/30/02      602,780   $2.4781850    $ 1,494      1.20%        1.54%    0.34%

12/31/01      633,142   $2.4741350    $ 1,566      1.20%        3.95%    2.75%

12/31/00      760,957   $2.4080840    $ 1,832      1.20%        5.90%    4.70%

12/31/99      899,105   $2.2980310    $ 2,066      1.20%        4.74%    3.54%

12/31/98      968,809   $2.2177178    $ 2,149      1.20%        5.11%    3.91%

Putnam Variable Trust Income (formerly
U.S. Govt and High Quality Bond)
Qualified
                                Net Assets    Expense as a   Investment
                           Unit               % of Average    Income     Total
               Units       Value      (000s)    Net Assets     Ratio     Return
06/30/02      431,050   $4.1010210    $ 1,768     1.20%        10.54%    5.24%

12/31/01      418,101   $3.9986200    $ 1,672     1.20%         6.70%    6.05%

12/31/00      440,487   $3.7635330    $ 1,658     1.20%         7.02%    6.39%

12/31/99      552,955   $3.5263160    $ 1,950     1.20%         7.18%   -3.49%

12/31/98      772,236   $3.6429178    $ 2,813     1.20%         5.54%    6.76%



Putnam Variable Trust Income (formerly
U.S. Govt and High Quality Bond)
Non-Qualified
                                Net Assets    Expense as a   Investment
                           Unit               % of Average    Income     Total
               Units       Value      (000s)    Net Assets     Ratio     Return
06/30/02    1,158,469   $4.0544900    $ 4,697     1.20%        10.70%    5.19%

12/31/01    1,220,712   $3.9528980    $ 4,825     1.20%         6.70%    6.08%

12/31/00    1,328,230   $3.7208030    $ 4,942     1.20%         7.19%    6.26%

12/31/99    1,582,528   $3.4861000    $ 5,517     1.20%         6.56%   -3.31%

12/31/98    1,781,007   $3.6007904    $ 6,413     1.20%         5.59%    6.77%

Putnam Variable Trust
Growth and Income II
Qualified
                                Net Assets
                                              Expense as a   Investment
                           Unit               % of Average    Income     Total
               Units       Value      (000s)   Net Assets     Ratio      Return
06/30/02    1,562,500   $7.8072230    $12,199       1.20%       3.23%   -19.48%

12/31/01    1,645,816   $8.6320960    $14,207       1.20%       1.71%    -7.83%

12/31/00    1,833,941   $9.3052210    $17,065       1.20%       3.45%     5.98%

12/31/99    2,193,483   $8.7097810    $19,105       1.20%       2.53%     0.99%

12/31/98    2,497,011   $8.6751509    $21,662       1.20%       3.89%    13.20%



Putnam Variable Trust
Growth and Income II
Non-Qualified
                                Net Assets
                                              Expense as a   Investment
                           Unit               % of Average    Income     Total
               Units       Value      (000s)   Net Assets      Ratio     Return
06/30/02      971,568   $6,7088630    $ 6,518       1.20%       3.23%   -19.56%

12/31/01    1,054,930   $7.4148510    $ 7,822       1.20%       1.71%   - 7.87%

12/31/00    1,136,128   $7.9865230    $ 9,074       1.20%       3.64%     6.19%

12/31/99    1,390,750   $7.4762280    $10,398       1.20%       2.50%     0.83%

12/31/98    1,557,788   $7.4431478    $11,595       1.20%       3.98%    13.41%

Putnam Variable Trust
Voyager
Qualified
                                Net Assets    Expense as a   Investment
                           Unit               % of Average    Income     Total
               Units       Value      (000s)    Net Assets     Ratio     Return
06/30/02      625,554   $3.1600130    $ 1,977       1.20%       1.57%   -37.05%

12/31/01      643,967   $3.8104900    $ 2,454       1.20%       1.35%   -27.90%

12/31/00      650,099   $4.9556340    $ 3,222       1.20%       3.05%   -17.20%

12/31/99      698,305   $5.9952760    $ 4,187       1.20%       0.10%    50.15%

12/31/98      714,343   $3.8345659    $ 2,739       1.20%       0.24%    20.78%



Putnam Variable Trust
Voyager
Non-Qualified
                                Net Assets    Expense as a   Investment
                           Unit               % of Average    Income     Total
               Units       Value      (000s)   Net Assets      Ratio     Return
06/30/02      674,499   $3.1630450    $ 2,133       1.20%       1.58%   -36.75%

12/31/01      687,373   $3.8058460    $ 2,616       1.20%       1.38%   -28.25%

12/31/00      689,159   $4.9497560    $ 3,411       1.20%       2.98%   -17.72%

12/31/99      677,689   $5.9881160    $ 4,058       1.20%       0.10%    49.97%

12/31/98      679,382   $3.8298664    $ 2,602       1.20%       0.24%    22.39%

Note 8. Recent Developments

As of August 1, 2002, Separate Account assets were adjusted to reflect the results of a review of policyholder liability accounts. This adjustment in the Separate Account assets makes those assets consistent with the value of contract owner interests in the Separate Account.

        Division                                                   Amount

        Putnam Variable Trust Growth and Income II - Non-Qualified  $   4,958.42
        Putnam Variable Trust Income - Qualified                    $  83,301.60
        Putnam Variable Trust Income - Qualified                    $  36,779.42
        Putnam Variable Trust Voyager - Qualified                   $  85,769.01
        Putnam Variable Trust Voyager - Non-Qualified               $  12,832.55

In addition, the assets of the following subdivisions were decreased as follows. This adjustment in the Separate Account assets makes those assets consistent with the value of contract owner interests in the Separate Account.

        Division                                                   Amount

        Putnam Variable Trust Money Market - Qualified              $ 190,121.93
        Putnam Variable Trust Money Market - Non-Qualified          $   1,265.11
        Putnam Variable Trust Growth and Income II - Qualified      $ 223,693.17